Securities - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Carrying value of pledged securities	$ 366,764,000	$ 194,925,000
Other than US Government Sponsored Entities and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amount of holdings of securities of any one issuer	$ 0	$ 0